Annual Fund Operating Expenses	Oct. 01, 2026
Thornburg International Growth Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.35%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
Thornburg International Growth Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	2.59%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	2.33%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
Thornburg International Growth Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.94%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
Thornburg International Growth Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.86%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
Thornburg International Growth Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.00%
Expenses (as a percentage of Assets)	2.36%
Fee Waiver or Reimbursement	(0.92%)	[3]
Net Expenses (as a percentage of Assets)	1.44%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
Thornburg International Growth Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.01%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(0.93%)	[3]
Net Expenses (as a percentage of Assets)	1.19%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028
Thornburg International Growth Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.90%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.82%)	[3]
Net Expenses (as a percentage of Assets)	0.94%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028

[1]	Effective October 1, 2026, Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.35%, 2.33%, 0.94% and 0.86%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before January 31, 2028, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
[2]	Total annual fund operating expenses after fee waiver/expense reimbursement have been restated to reflect the current fee waiver/expense reimbursement arrangement.
[3]	Effective October 1, 2026, Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.44%, 1.19% and 0.94%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before January 31, 2028, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
[4]	Total annual fund operating expenses after fee waiver/expense reimbursement have been restated to reflect the current fee waiver/expense reimbursement arrangement.